Significant accounting policies - Stock-based compensation (Details)	12 Months Ended
Dec. 31, 2024 d
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of trading days used to determine weighted average trading price of common shares	5
Restricted Share Unit (RSU)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award service period	2 years
Award vesting period	3 years
Compensation expense recognition period	3 years
Phantom Share Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Compensation expense recognition period	3 years